Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Overseas Core Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, consumer discretionary and energy sectors boosted the Fund’s results versus the benchmark most during the annual period.
Allocations
| A larger allocation to the consumer discretionary sector than the benchmark and smaller allocations to the materials, utilities and real estate sectors buoyed Fund results versus the benchmark during the annual period.
Individual holdings
| Positions in Hitachi, Ltd., a Japanese electrical equipment manufacturer; Primo Brands Corporation, an American beverage company; Celestica, Inc., an American-Canadian product development company; Mitsubishi UFJ Financial Group, Inc., a Japanese financial services company; and DBS Group Holdings Ltd., a Singaporean financial services company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials and health care sectors hurt the Fund’s results versus the benchmark during the annual period.
Allocations
| Larger allocations than the benchmark to the energy and consumer staples sectors and smaller allocations to the financials and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Parade Technologies Ltd., a Taiwanese semiconductor company; JD Sports Fashion PLC, a British sports retailer; Samsung Electronics Co., Ltd., a Korean appliance and electronics conglomerate; UPM-Kymmene OYJ, a Finnish pulp and paper company; and Macnica Holdings, Inc., a Japanese electronics company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	3.45	4.14	4.91
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 3,573,032,255
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 27,572,343
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,573,032,255
Total number of portfolio holdings	120
Management services fees (represents 0.76% of Fund average net assets)	$ 27,572,343
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares MSCI EAFE ETF	2.5%
DBS Group Holdings Ltd.	2.5%
AstraZeneca PLC, ADR	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Shell PLC	2.3%
Check Point Software Technologies Ltd.	2.2%
Sanofi SA	2.1%
Prosus NV, Class N	2.1%
ASR Nederland NV	2.1%
ITOCHU Corp.	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
iShares MSCI EAFE ETF	2.5%
DBS Group Holdings Ltd.	2.5%
AstraZeneca PLC, ADR	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Shell PLC	2.3%
Check Point Software Technologies Ltd.	2.2%
Sanofi SA	2.1%
Prosus NV, Class N	2.1%
ASR Nederland NV	2.1%
ITOCHU Corp.	2.0%

Columbia Variable Portfolio – Overseas Core Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, consumer discretionary and energy sectors boosted the Fund’s results versus the benchmark most during the annual period.
Allocations
| A larger allocation to the consumer discretionary sector than the benchmark and smaller allocations to the materials, utilities and real estate sectors buoyed Fund results versus the benchmark during the annual period.
Individual holdings
| Positions in Hitachi, Ltd., a Japanese electrical equipment manufacturer; Primo Brands Corporation, an American beverage company; Celestica, Inc., an American-Canadian product development company; Mitsubishi UFJ Financial Group, Inc., a Japanese financial services company; and DBS Group Holdings Ltd., a Singaporean financial services company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials and health care sectors hurt the Fund’s results versus the benchmark during the annual period.
Allocations
| Larger allocations than the benchmark to the energy and consumer staples sectors and smaller allocations to the financials and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Parade Technologies Ltd., a Taiwanese semiconductor company; JD Sports Fashion PLC, a British sports retailer; Samsung Electronics Co., Ltd., a Korean appliance and electronics conglomerate; UPM-Kymmene OYJ, a Finnish pulp and paper company; and Macnica Holdings, Inc., a Japanese electronics company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	3.16	3.87	4.64
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 3,573,032,255
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 27,572,343
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,573,032,255
Total number of portfolio holdings	120
Management services fees (represents 0.76% of Fund average net assets)	$ 27,572,343
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares MSCI EAFE ETF	2.5%
DBS Group Holdings Ltd.	2.5%
AstraZeneca PLC, ADR	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Shell PLC	2.3%
Check Point Software Technologies Ltd.	2.2%
Sanofi SA	2.1%
Prosus NV, Class N	2.1%
ASR Nederland NV	2.1%
ITOCHU Corp.	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
iShares MSCI EAFE ETF	2.5%
DBS Group Holdings Ltd.	2.5%
AstraZeneca PLC, ADR	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Shell PLC	2.3%
Check Point Software Technologies Ltd.	2.2%
Sanofi SA	2.1%
Prosus NV, Class N	2.1%
ASR Nederland NV	2.1%
ITOCHU Corp.	2.0%

Columbia Variable Portfolio – Overseas Core Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, consumer discretionary and energy sectors boosted the Fund’s results versus the benchmark most during the annual period.
Allocations
| A larger allocation to the consumer discretionary sector than the benchmark and smaller allocations to the materials, utilities and real estate sectors buoyed Fund results versus the benchmark during the annual period.
Individual holdings
| Positions in Hitachi, Ltd., a Japanese electrical equipment manufacturer; Primo Brands Corporation, an American beverage company; Celestica, Inc., an American-Canadian product development company; Mitsubishi UFJ Financial Group, Inc., a Japanese financial services company; and DBS Group Holdings Ltd., a Singaporean financial services company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials and health care sectors hurt the Fund’s results versus the benchmark during the annual period.
Allocations
| Larger allocations than the benchmark to the energy and consumer staples sectors and smaller allocations to the financials and industrials sectors detracted from relative results.
Individual holdings
| Fund positions in Parade Technologies Ltd., a Taiwanese semiconductor company; JD Sports Fashion PLC, a British sports retailer; Samsung Electronics Co., Ltd., a Korean appliance and electronics conglomerate; UPM-Kymmene OYJ, a Finnish pulp and paper company; and Macnica Holdings, Inc., a Japanese electronics company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3 (a)	3.35	4.00	4.78
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 3,573,032,255
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 27,572,343
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,573,032,255
Total number of portfolio holdings	120
Management services fees (represents 0.76% of Fund average net assets)	$ 27,572,343
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares MSCI EAFE ETF	2.5%
DBS Group Holdings Ltd.	2.5%
AstraZeneca PLC, ADR	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Shell PLC	2.3%
Check Point Software Technologies Ltd.	2.2%
Sanofi SA	2.1%
Prosus NV, Class N	2.1%
ASR Nederland NV	2.1%
ITOCHU Corp.	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
iShares MSCI EAFE ETF	2.5%
DBS Group Holdings Ltd.	2.5%
AstraZeneca PLC, ADR	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Shell PLC	2.3%
Check Point Software Technologies Ltd.	2.2%
Sanofi SA	2.1%
Prosus NV, Class N	2.1%
ASR Nederland NV	2.1%
ITOCHU Corp.	2.0%